CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (Parentheticals)	3 Months Ended
Sep. 30, 2024 USD ($)
Accounts Payable, Current	$ 803,860
Convertible notes
Conversion amount	325,000
Short-term Merger Financing
Principal amount	359,896
Interest amount	$ 7,530